Summary of Significant Accounting Policies - Schedule of Useful Life of Intangible Assets (Details)	Dec. 31, 2025
Property rights [Member]
Indefinite-Lived Intangible Assets [Line Items]
Useful life of intangible assets	5 years
Software [Member]
Indefinite-Lived Intangible Assets [Line Items]
Useful life of intangible assets	5 years
License [Member]
Indefinite-Lived Intangible Assets [Line Items]
Useful life of intangible assets	5 years
Customer relationships [Member]
Indefinite-Lived Intangible Assets [Line Items]
Useful life of intangible assets	5 years
IP [Member]
Indefinite-Lived Intangible Assets [Line Items]
Useful life of intangible assets	5 years